EMPLOYEES BENEFITS PLANS (Details 6) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities		R$ 119,729	R$ 195,345
Net actuarial liabilities		119,729	195,345
Beginning balance of present value of actuarial liabilities		195,345	185,802
Interest on actuarial liabilities		16,805	13,694
Current service costs		678
Past service costs	[1]		40,800
Benefits paid directly by the Company		(8,811)	(9,008)
Business combination			2,081
Actuarial (gains) losses - experience		(55,928)	(6,892)
Actuarial (gains) losses - demographic hypothesis		(12,325)	(6,403)
Actuarial losses - economic hypothesis		(16,035)	(24,729)
Net defined benefit liability (asset) at end of period		119,729	195,345
Beginning balance of comprehensive income		(34,720)	(72,744)
Ending balance of comprehensive income		49,568	(34,720)
Medical Plan [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities		(16,805)	(13,694)
Current service costs		(678)
Past service costs	[1]		(40,800)
Benefits paid directly by the Company		8,811	9,008
Contributions of the sponsor		(8,811)	(9,008)
Actuarial gains (losses)		84,288	38,024
Cost recognizzed in statement of income		(17,483)	(54,494)
Current service costs		508	(551)
Interest on actuarial liabilities		11,434	(16,805)
Estimated costs for the next year		11,942	(17,356)
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities		60,657	53,881
Net actuarial liabilities		60,657	53,881
Beginning balance of present value of actuarial liabilities		53,881	282,229
Interest on actuarial liabilities		4,071	15,711
Current service costs		2,480	14,833
Past service costs	[1]		(135,180)
Benefits paid directly by the Company		(11,482)	(6,173)
Actuarial (gains) losses - experience		13,589	991
Actuarial (gains) losses - demographic hypothesis		2,237	(91,531)
Actuarial losses - economic hypothesis		(4,119)	(26,999)
Net defined benefit liability (asset) at end of period		60,657	53,881
Beginning balance of comprehensive income		6,636	(110,903)
Ending balance of comprehensive income		(5,071)	6,636
F G T S Penalty [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities		(4,071)	(15,711)
Current service costs		(2,480)	(14,833)
Past service costs	[1]		135,180
Benefits paid directly by the Company		11,482	6,173
Contributions of the sponsor		(11,482)	(6,173)
Actuarial gains (losses)		(11,707)	117,539
Cost recognizzed in statement of income		(6,551)	104,636
Current service costs		2,669	(2,480)
Interest on actuarial liabilities		5,052	(4,071)
Estimated costs for the next year		7,721	(6,551)
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities		112,225	98,474
Net actuarial liabilities		112,225	98,474
Beginning balance of present value of actuarial liabilities		98,474	108,908
Interest on actuarial liabilities		7,997	6,656
Current service costs		5,221	6,319
Benefits paid directly by the Company		(14,542)	(15,163)
Actuarial (gains) losses - experience		17,357	10,853
Actuarial (gains) losses - demographic hypothesis		1,935	(7,125)
Actuarial losses - economic hypothesis		(4,217)	(11,974)
Net defined benefit liability (asset) at end of period		112,225	98,474
Award For Length Of Service [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities		(7,997)	(6,656)
Current service costs		(5,221)	(6,319)
Benefits paid directly by the Company		14,542	15,163
Contributions of the sponsor		(14,542)	(15,163)
Immediate recognition of reduction		(15,075)	8,246
Cost recognizzed in statement of income		(28,293)	(4,729)
Current service costs		5,707	(5,221)
Interest on actuarial liabilities		10,104	(7,997)
Estimated costs for the next year		15,811	(13,218)
Other [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities		228,700	203,202
Net actuarial liabilities		228,700	203,202
Beginning balance of present value of actuarial liabilities		203,202	199,616
Interest on actuarial liabilities		15,388	10,377
Current service costs		22,804	23,375
Past service costs	[1]		15,847
Benefits paid directly by the Company		(26,633)	(19,739)
Business combination			286
Actuarial (gains) losses - experience		15,764	9,289
Actuarial (gains) losses - demographic hypothesis		1,623	(13,165)
Actuarial losses - economic hypothesis		19,775	(11,396)
Net defined benefit liability (asset) at end of period		228,700	203,202
Beginning balance of comprehensive income		(84,050)	(102,324)
Ending balance of comprehensive income		(84,008)	(84,050)
Other [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Interest on actuarial liabilities		(15,388)	(10,377)
Current service costs		(22,804)	(23,375)
Past service costs	[1]		(15,847)
Actuarial gains (losses)		(37,162)	15,272
Exchange variation		37,204	3,002
Cost recognizzed in statement of income		(38,192)	(49,599)
Current service costs		(22,804)	(20,720)
Interest on actuarial liabilities		(15,388)	(12,646)
Estimated costs for the next year		(38,192)	(33,366)
Others [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefits paid directly by the Company		26,633	19,739
Contributions of the sponsor		R$ (26,633)	R$ (19,739)

[1]	Refers to addition of medical plan managed by BRF S.A. and change in the internal policy for FGTS penalty.